Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Cash Paid for Income Tax	Following is a summary of cash paid for income taxes, net of refunds:
	2025	2024
Federal	$(169,582)	$-
State	-	-
Foreign	-	-
Total	$(169,582)	$-

Schedule of Loss Before Provision for (Benefit) Income Taxes	Following is a summary of Loss before provision for (benefit) income taxes
	2025	2024
Domestic	$(1,353,285)	$(2,994,493)
Foreign	-	-
Total	$(1,353,285)	$(2,994,493)

Schedule of Income Tax (Benefit) Provision

Following is a summary of the components giving rise to the income tax benefit for the years ended December 31:

	2025	2024
Current:
Federal	$-	$-
State	-	-
	-	-
Non - current:
Federal	439,942	(514,832)
State
Deferred Tax (Benefit) Provision	439,942	(514,832)

Total	$439,942	$(514,832)

Schedule of Tax Deferred Tax Assets and Liabilities

	2025	2024
NYS Investment Tax Credit	$1,572,262	$1,565,784
MA R&D Credit	740,871	684,621
Lease Liability	406,638	434,052
Allowance for Current Expected Credit Losses	30,576	24,602
Net Operating Loss	461,055	241,766
Amortized Startup Costs	406,546	400,371
Amortization on Intangibles	766	700
Section 174 Capitalization	796,843	1,032,715
Inventory Reserve	134,137	105,610
Accrued Vacation	-	15,003
Business Interest Limitation	341,686	134,976
Valuation Allowance	(3,188,611)	(2,250,405)
Deferred Tax Assets	1,702,769	2,389,795

Deferred Tax Liabilities:
Right of Use Asset	(435,764)	(456,550)
Depreciation	(1,267,005)	(1,493,303)
Deferred Tax Liabilities:	(1,702,769)	(1,949,853)
Deferred Tax Assets (Liabilities), Net	-	439,942

Schedule of Reconciliation of Effective Tax Rate

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to income from continuing operations before income taxes as follows for the year ended December 31:

	2025

U.S. federal statutory tax rate	$(284,263)	21.00%

State income taxes, net of federal benefit	$-	0.00%
Foreign income taxes	$-	0.00%
Effects of cross-border tax laws	$-	0.00%
Tax credits	$-	0.00%
Change in valuation allowance	$723,235	(53.43)%
Nontaxable or nondeductible items
Federal Special Deductions	$21,888	(1.62)%
Pass through entity - ELR	$(44,924)	3.32%
Meals and Entertainment	$2,521	(0.19)%
Other Adjustments
Interest expense true up	$14,930	(1.10)%
Net operating loss true up	$6,555	(0.48)%
Total income tax provision (benefit)	$439,942	(32.50)%

The Company adopted ASU 2023-09, Improvements to Income Tax Disclosures, effective January 1, 2025 on a prospective basis. Accordingly, prior period disclosures have not been adjusted.

2024

Statutory Income Tax Rate	21.00%

Federal Special Deductions	(0.68)%
State Tax Credits	7.33%
Change in Valuation Allowance	(7.33)%
Pass Through Entity	(2.91)%
Other, Net	(0.18)%
Effective Tax Rate	17.23%